Investments (Details) - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Investments, at fair value	$ 629,921,608	$ 557,239,948
Mutual funds
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Investments, at fair value	522,896,318	436,112,641
Collective trust funds
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Investments, at fair value	12,278,319	6,599,886
Legacy Pinnacle common stock
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Investments, at fair value	$ 94,746,971	$ 114,527,421